Credit Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Credit Agreement
8. Credit Agreement
On August 15, 2018, the Company entered into a Credit Agreement which provided for senior secured term loans in an aggregate principal amount of $820.0 million (the “Closing Term Loans”) and a revolving credit facility of $50.0 million.
On April 23, 2019, the Credit Agreement was amended to increase the senior secured term loan facility by $400.0 million, on terms identical to those applicable to the Closing Term Loans (together with the Closing Term Loans, the “Initial Term Loans”).
On April 27, 2020, the Credit Agreement was further amended to modify certain negative covenants.
On May 6, 2020, the Credit Agreement was further amended (the “Third Amendment”) to increase the senior secured term loan facility by an additional $300.0 million (the “Third Amendment Term Loans”).
On October 27, 2020, the Credit Agreement was further amended to increase the aggregate principal amount of the revolving credit facility by an additional $540.0 million.
On November 30, 2020, the Company borrowed $150.0 million under the revolving credit facility.
On February 12, 2021, the Company amended the Credit Agreement to 1) increase the senior secured term loan facility by an aggregate principal amount of $597.8 million (the “Fifth Amendment Term Loans”, and together with the Initial Term Loans, the “Term Loans”), on terms identical to those applicable to the existing Initial Term Loans, the proceeds of which was partially used to repay in full the outstanding principal and accrued and unpaid interest of the Third Amendment Term Loans, totaling $298.2 million, in accordance with the pre-existing
early redemption option in the Credit Agreement, and 2) increase the aggregate principal amount of the revolving credit facility by an additional $10.0 million, on terms identical to those applicable to the existing revolving credit facility. According to the amended Credit Agreement, the Company is required to make equal quarterly repayments of $4.6 million with respect to the Term Loans. In connection with this amendment, the Company paid $0.8 million in fees to KKR Capital Markets LLC, who is affiliated with KKR Denali, one of the Company’s principal stockholders.
The Company evaluated the accounting for the Fifth Amendment Term Loans on a creditor-by-creditor
basis. For existing creditors who participated in the Fifth Amendment Term Loans, the transaction was accounted for as a debt modification because the present value of the cash flows between the two debt instruments before and after the transaction was less than 10%. For new creditors, the transaction was accounted for as an issuance of new debt. As a result, $2.9 million of the $3.5 million third-party issuance costs related to the modified debt was recorded in other income (expense), net on the Company’s condensed consolidated statements of operations for the three months ended March 31, 2021, with the remaining $0.6 million related to the new debt recorded as a reduction to the carrying amount of the Term Loans. In addition, the Company recorded $5.6 million for an embedded derivative related to the contingent interest adjustment feature of the Fifth Amendment Term Loans, which was bifurcated and accounted for separately as the feature is not clearly and closely related to the host instrument. For details regarding the fair value measurement of the embedded derivative, see Note 4. The debt discount, comprising of 1) the deferred third-party issuance costs, 2) the bifurcated embedded derivative and 3) the debt discount of the Initial Term Loans that were modified as part of the amendment, is being amortized to interest expense using the effective interest method over the remaining contractual term of the Term Loans.
The Company accounted for the early repayment of the Third Amendment Term loans as a debt extinguishment. As a result, the Company recognized a loss on debt extinguishment of $16.9 million during the three months ended March 31, 2021, which was recorded in interest expense and loss on extinguishment of debt on the Company’s condensed consolidated statements of operations. The loss on debt extinguishment consisted primarily of the unamortized original issue discount and debt issuance cost.
On March 31, 2021, the Company drew down an additional $250.0 million from the Company’s $600.0 million revolving credit facility. A lender under the revolving credit facility is an affiliate of KKR Denali, a principal stockholder of the Company. Following such draw down, the Company had an aggregate amount of $400.0 million outstanding under the revolving credit facility, which was repaid in full with the net proceeds from the IPO in April 2021.
After the effectiveness of the IPO Registration Statement, the applicable margins for both the Term Loans and the Revolving Credit Loans were reduced by 0.25% on April 16, 2021 in accordance with the pre-existing terms
of the Credit Agreement. As a result, the embedded derivative for the contingent interest adjustment feature related to the Term Loans was settled. The Company remeasured the embedded derivative to its fair value of $17.8 million on the settlement date by recording a gain of $1.1 million in other income (expense), net in the Company’s condensed consolidated statements of operations, and then reclassified it to the carrying amount of the Term Loans as an additional debt discount. The new unamortized discount balance is subsequently amortized using the new effective interest rate determined on the settlement date of the embedded derivative.
As of September 30, 2021, the Company was in compliance with all of the covenants.

9. Credit Agreement
On August 15, 2018, the Company entered into a Credit Agreement which provided for senior secured term loans in an aggregate principal amount of $820.0 million (the “Closing Term Loans”) and a revolving credit facility of $50.0 million.
On April 23, 2019, the Credit Agreement was amended to increase the senior secured term loan facility by $400.0 million, on terms identical to those applicable to the Closing Term Loans (together with the Closing Term Loans, the “Initial Term Loans”).
On April 27, 2020, the Credit Agreement was further amended to modify certain negative covenants.
On May 6, 2020, the Credit Agreement was further amended (the “Third Amendment”) to increase the senior secured term loan facility by an additional $300.0 million (the “Third Amendment Term Loans”, and together with the Initial Term Loans, the “Term Loans”).
On October 27, 2020, the Credit Agreement was further amended to increase the aggregate principal amount of the revolving credit facility by an additional $540.0 million. The revolving loan facility has a $50.0 million letter of credit sublimit. On November 30, 2020, the Company borrowed $150.0 million under the revolving credit facility (the “Revolving Credit Loans”).
The Company is required under the Credit Agreement, as amended, to make equal quarterly repayments of (i) with respect to the Initial Term Loans, $3.1 million, and (ii) with respect to the Third Amendment Term Loans, 0.25% of the aggregate principal amount of the Third Amendment Term Loans made on the effective date of the Third Amendment. The remaining principal amounts of the Term Loans are due on August 15, 2025. With respect to the Revolving Credit Loans, the principal amount is due on February 15, 2025.
The Term Loans and the Revolving Credit Loans bear interest due on a quarterly basis at a rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate equal to the highest of (i) the prime rate then in effect, (ii) the federal funds rate, plus 0.50% and (iii) the LIBOR rate, plus 1.0% (the “base rate”), or (b) an adjusted LIBOR rate (the “LIBOR rate”). The applicable margin with respect to the Term Loans is equal to 3.50% in the case of LIBOR rate loans and 2.50% in the case of base rate loans. The applicable margin with respect to the Revolving Credit Loans is equal to 2.50% in the case of LIBOR rate loans and 1.50% in the case of base rate loans. The applicable margins for both the Term Loans and the Revolving Credit Loans are subject to a reduction of 0.25% upon the closing of an IPO and an additional reduction of 0.25% based on the Company’s consolidated first lien secured debt to consolidated EBITDA ratio.
The Credit Agreement requires the Company to prepay, subject to certain exceptions, the term loan with:

•
100% of net cash proceeds above a threshold amount of certain asset sales, certain debt incurrences and casualty events, subject to, in the case of asset sales, casualty events, and sale leasebacks, (i) step-downs to (x) 50% if the Company’s consolidated first lien secured debt to consolidated EBITDA ratio is less than or equal to 3.50 to
1.00
, but greater than 2.50 to
1.00
and (y) 0% if the Company’s consolidated first lien secured debt to consolidated EBITDA ratio is less than or equal to 2.50 to
1.00
, and (ii) reinvestment rights and certain other exceptions;

•
50% of annual excess cash flow above a threshold amount, subject to (i) a step-down to 25% if the Company’s consolidated first lien secured debt to consolidated EBITDA ratio is less than or equal to 4.00 to 1.00, but greater than 3.50 to 1.00, and (ii) a step-down to 0% if the Company’s first lien net leverage ratio is less than or equal to 3.50 to 1.00; provided that such prepayment is required only in the amount (if any) by which such prepayment exceeds $10 million in such fiscal year.
The amount of excess cash flow is subject to certain deductions and exceptions, including a dollar-for-dollar reduction based on the amount of voluntary prepayments of term loans and loans under the revolving credit facility (to the extent accompanied by a permanent commitment reduction); and

•	100% of the net cash proceeds of certain other debt incurrences.
The Company is permitted to voluntarily prepay or repay outstanding loans under the Revolving Credit Facility or Term Loans at any time, in whole or in part, subject to prior written notice, minimum amount requirements, and customary “breakage” costs with respect to LIBOR rate loans. Amounts prepaid under the Revolving Credit Facility may subsequently be reborrowed.
The Company’s obligations under the Credit Agreement are secured by substantially all of the assets of the Company and its domestic subsidiary guarantors (other than customarily excluded assets).
The Credit Agreement contains customary affirmative and negative covenants, including covenants limiting the ability of AppLovin and its restricted subsidiaries to, among other things, incur debt, grant liens, undergo certain fundamental business changes, make investments, pay-out dividends to third parties, dispose of assets, and enter into transactions with affiliates, in each case, subject to limitations and exceptions set forth in the Credit Agreement. The Credit Agreement also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other indebtedness, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Credit Agreement and may exercise certain other rights and remedies provided for under the Credit Agreement, the other loan documents and applicable law. As of December 31, 2020, the Company was in compliance with all of the covenants.
At the time of issuances, the Company evaluated the Term Loans and Revolving Credit Loans and determined that the contingent interest adjustment feature, which reduces the applicable margins for both the Term Loans and the Revolving Credit Loans upon the closing of an IPO, is an embedded derivative that requires bifurcation and separate accounting as the feature is not clearly and closely related to the host instrument. The Company determined that the value of this embedded derivative was nominal as of the issuance dates. The embedded derivative was recorded at fair value each reporting period, with changes in fair value recorded in interest income and other gains in the Company’s consolidated statements of operations. No hedge accounting treatment was applied. For details regarding the fair value measurement of the embedded derivative, see Note 3.
The Company incurred $53.1 million of discounts and debt issuance costs in connection with the Term Loans which were capitalized and recorded as a reduction to the carrying amount of the Term Loan in the consolidated balance sheets. The Company amortizes these costs to interest expense under the effective interest rate method. During the years ended December 31, 2019 and 2020, the Company recognized total interest expense of $65.9 million and $58.8 million, respectively. These amounts are included in interest expense in the Company’s consolidated statements of operations.
The aggregate future maturities of long-term debt as of December 31, 2020 are as follows (in thousands):

2021	$15,210
2022	15,210
2023	15,210
2024	15,210
2025	1,583,492

Total outstanding term loan principal	1,644,332
Embedded derivative	(5,680)
Unaccreted discount and debt issuance costs	(39,452)

Total debt	1,599,200
Less: short-term debt	15,210

Long-term debt	$1,583,990